DIVIDENDS (Details) (Beijing Blue IT, CNY)	1 Months Ended	12 Months Ended
	Apr. 30, 2005	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2008
Beijing Blue IT
DIVIDENDS
Cash dividend declared	2,600,000
Dividend paid		130,000	2,070,000	400,000